Label	Element	Value
International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock	VALIC COMPANY II International Opportunities Fund Supplement dated March 1, 2016 to the Fund’s Prospectus dated January 1, 2016, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	International Opportunities Fund
Strategy [Heading]	rr_StrategyHeading	The third and fourth paragraphs of the section entitled “Fund Summary: International Opportunities Fund – Principal Investment Strategies of the Fund” are revised and restated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Delaware Investment Fund Advisers (“Delaware Investments”) employs a bottom-up, growth-focused approach that seeks to invest in companies with accelerating earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and improving relative price strength.

Delaware Investments does not employ a currency overlay strategy, but rather considers currency implications as a component in security selection.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The second and third paragraphs of the section entitled “Fund Summary: International Opportunities Fund – Performance Information” are revised and restated as follows:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Delaware Investments assumed co-subadvisory duties of the Fund on March 1, 2016. MFS assumed co-subadvisory duties of the Fund on June 20, 2012. UBS AM served as co-subadviser of the Fund from December 5, 2011 through February 29, 2016. Invesco Advisers, Inc. served as co-subadviser of the Fund and Invesco Asset Management Ltd. served as sub-subadviser to the Fund from December 14, 2009 through June 20, 2012. PineBridge Investments LLC (and its predecessors) was subadviser to the Fund from October 11, 2004 to December 2, 2011. The Fund was subadvised by Putnam Investment Management, LLC from January 1, 2002 through October 8, 2004.

MFS and Delaware Investments each manage approximately 50% of the Fund’s assets. The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).